SHAREHOLDERS' EQUITY - Disclosure of Share-based Compensation Arrangements by Share-based Payment Award (Details) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-vested options granted (in shares)	1,392,428		155,000
Share-based Payment Arrangement, Option [Member]
Outstanding - number (in shares)	1,186,900	1,273,900	1,347,600
Outstanding - Weighted average exercise price (in EUR per share)	€ 2.81	€ 2.78	€ 2.61
Non-vested options granted (in shares)	1,392,428		155,000
Granted - Weighted average exercise price (in EUR per share)	€ 5.56		€ 3.90
Exercised - number (in shares)	(150,820)	(23,750)	(143,700)
Exercised - Weighted average exercise price (in EUR per share)	€ 2.93	€ 2.54	€ 2.16
Forfeited - number (in shares)	(20,000)	(21,250)	(85,000)
Forfeited - Weighted average exercise price (in EUR per share)	€ 4.01	€ 2.55	€ 1.94
Expired - number (in shares)		(42,000)
Expired - Weighted average exercise price (in EUR per share)		€ 2.38
Outstanding - number (in shares)	2,408,508	1,186,900	1,273,900
Outstanding - Weighted average exercise price (in EUR per share)	€ 4.38	€ 2.81	€ 2.78
Exercisable - number (in shares)	1,149,401	970,650	818,900
Exercisable - Weighted average exercise price (in EUR per share)	€ 3.25	€ 2.73	€ 2.60
Share purchase options available for grant - number (in shares)	5,000	292,428	250,428